NATIONWIDE VARIABLE INSURANCE TRUST

Federated NVIT High Income Bond Fund
Gartmore NVIT Developing Markets Fund
Gartmore NVIT Emerging Markets Fund
Gartmore NVIT Global Utilities Fund
Gartmore NVIT International Equity Fund
Gartmore NVIT Worldwide Leaders Fund
NVIT Global Financial Services Fund
NVIT Health Sciences Fund
NVIT Technology and Communications Fund
NVIT Government Bond Fund
NVIT Growth Fund
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund
NVIT Mid Cap Growth Fund
NVIT Money Market Fund
NVIT Money Market Fund II
NVIT U.S. Growth Leaders Fund
NVIT Multi-Manager Small Company Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Nationwide Fund
NVIT Nationwide Leaders Fund
NVIT Bond Index Fund
NVIT Enhanced Income Fund
NVIT International Index Fund
NVIT Multi-Manager International Value Fund
NVIT Mid Cap Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund
JPMorgan NVIT Balanced Fund
Van Kampen NVIT Comstock Value Fund
Van Kampen NVIT Multi Sector Bond Fund

Supplement dated July 10, 2008 to the
Statement of Additional Information dated May 1, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

1.	Effective June 30, 2008, the Board of Trustees has elected Michael S. Spangler as President and Chief Executive Officer of Nationwide Mutual Funds and Nationwide Variable Insurance Trust. Mr. Spangler is President of Nationwide Funds Group, which consists of Nationwide Fund Advisors, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management

for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.

2.	Effective June 30, 2008, the Board of Trustees has elected Stephen T. Grugeon as Executive Vice President and Chief Operating Officer of Nationwide Mutual Funds and Nationwide Variable Insurance Trust. Mr. Grugeon is also Executive Vice President and Chief Operating Officer of Nationwide Funds Group, in which role he has served since May 2007. From February 2008 through June 2008, Mr. Grugeon also served as Acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.

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NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Core Bond Fund
Lehman Brothers NVIT Core Plus Bond Fund
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
Van Kampen NVIT Real Estate Fund
NVIT Short Term Bond Fund
Neuberger Berman NVIT Socially Responsible Fund

Supplement dated July 10, 2008 to the
Statement of Additional Information dated March 24, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

3.	Effective June 30, 2008, the Board of Trustees has elected Michael S. Spangler as President and Chief Executive Officer of Nationwide Mutual Funds and Nationwide Variable Insurance Trust. Mr. Spangler is President of Nationwide Funds Group, which consists of Nationwide Fund Advisors, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.

4.	Effective June 30, 2008, the Board of Trustees has elected Stephen T. Grugeon as Executive Vice President and Chief Operating Officer of Nationwide Mutual Funds and Nationwide Variable Insurance Trust. Mr. Grugeon is also Executive Vice President and Chief Operating Officer of Nationwide Funds Group, in which role he has served since May 2007. From February 2008 through June 2008, Mr. Grugeon also served as Acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.

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NATIONWIDE VARIABLE INSURANCE TRUST
American NVIT Growth Fund
American NVIT Global Growth Fund
American NVIT Growth-Income Fund
American NVIT Asset Allocation Fund
American NVIT Bond Fund

Supplement dated July 10, 2008 to the
Statement of Additional Information dated May 1, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

5.	Effective June 30, 2008, the Board of Trustees has elected Michael S. Spangler as President and Chief Executive Officer of Nationwide Mutual Funds and Nationwide Variable Insurance Trust. Mr. Spangler is President of Nationwide Funds Group, which consists of Nationwide Fund Advisors, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.

6.	Effective June 30, 2008, the Board of Trustees has elected Stephen T. Grugeon as Executive Vice President and Chief Operating Officer of Nationwide Mutual Funds and Nationwide Variable Insurance Trust. Mr. Grugeon is also Executive Vice President and Chief Operating Officer of Nationwide Funds Group, in which role he has served since May 2007. From February 2008 through June 2008, Mr. Grugeon also served as Acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.

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NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Cardinal Aggressive Fund
NVIT Cardinal Moderately Aggressive Fund
NVIT Cardinal Capital Appreciation Fund
NVIT Cardinal Moderate Fund
NVIT Cardinal Balanced Fund
NVIT Cardinal Moderately Conservative Fund
NVIT Cardinal Conservative Fund

Supplement dated July 10, 2008 to the
Statement of Additional Information dated March 27, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

7.	Effective June 30, 2008, the Board of Trustees has elected Michael S. Spangler as President and Chief Executive Officer of Nationwide Mutual Funds and Nationwide Variable Insurance Trust. Mr. Spangler is President of Nationwide Funds Group, which consists of Nationwide Fund Advisors, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.

8.	Effective June 30, 2008, the Board of Trustees has elected Stephen T. Grugeon as Executive Vice President and Chief Operating Officer of Nationwide Mutual Funds and Nationwide Variable Insurance Trust. Mr. Grugeon is also Executive Vice President and Chief Operating Officer of Nationwide Funds Group, in which role he has served since May 2007. From February 2008 through June 2008, Mr. Grugeon also served as Acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.

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NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Multi-Manager Large Cap Value Fund

     Supplement dated July 10, 2008 to the
Statement of Additional Information dated March 24, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

9.	Effective June 30, 2008, the Board of Trustees has elected Michael S. Spangler as President and Chief Executive Officer of Nationwide Mutual Funds and Nationwide Variable Insurance Trust. Mr. Spangler is President of Nationwide Funds Group, which consists of Nationwide Fund Advisors, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.

10.	Effective June 30, 2008, the Board of Trustees has elected Stephen T. Grugeon as Executive Vice President and Chief Operating Officer of Nationwide Mutual Funds and Nationwide Variable Insurance Trust. Mr. Grugeon is also Executive Vice President and Chief Operating Officer of Nationwide Funds Group, in which role he has served since May 2007. From February 2008 through June 2008, Mr. Grugeon also served as Acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE